Other Non-Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current And Non-Current Assets [Abstract]
Government institutions	$ 700	$ 1,459
Deferred installation expenses	540	406
Deposits	650	351
Other non-current assets	$ 1,890	$ 2,216